Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE LIMITED-DURATION INFLATION FOCUSED BOND FUND, INC.
Entity Central Index Key	0001368135
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000036131
Shareholder Report [Line Items]
Fund Name	Limited Duration Inflation Focused Bond Fund
Class Name	Investor Class
Trading Symbol	TRBFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - Investor Class	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads widened and TIPS benefited from principal adjustments for inflation. Although price increases moderated during the period, inflation remained above the Federal Reserve’s 2% target.

  Positioning for a steepening of the two-year/10-year portion of the yield curve contributed to the fund’s performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index as shorter-maturity Treasury yields fell more during the period than 10-year yields. The higher coupon income produced by the fund’s holdings was also a positive factor.

  The fund’s duration positioning hampered performance, including a long posture early in the fourth quarter as yields rose sharply, although this positioning was beneficial at other points in the period. Allocations to options on Treasury futures, which we use to help with interest rate management, also detracted versus the style-specific index. Security selection within the TIPS sector modestly hampered performance.

  The fund seeks a level of income that is consistent with the current rate of inflation by investing in a diversified portfolio of TIPS as well as short- and intermediate-term investment-grade corporate, government, mortgage-backed, and asset-backed securities. At period-end, our non-TIPS allocations were very low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid potentially inflationary tariff policies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,920	9,945	9,931
2015	9,900	9,988	9,899
2016	9,920	10,164	9,968
2016	10,020	10,299	10,068
2016	10,080	10,539	10,134
2016	10,080	10,205	10,148
2017	10,150	10,308	10,244
2017	10,150	10,462	10,252
2017	10,171	10,591	10,264
2017	10,150	10,533	10,242
2018	10,130	10,360	10,214
2018	10,200	10,423	10,306
2018	10,255	10,480	10,356
2018	10,171	10,391	10,281
2019	10,297	10,689	10,397
2019	10,512	11,090	10,597
2019	10,641	11,546	10,738
2019	10,641	11,513	10,743
2020	10,832	11,937	10,947
2020	10,789	12,134	10,973
2020	11,166	12,293	11,301
2020	11,212	12,351	11,324
2021	11,451	12,102	11,522
2021	11,711	12,085	11,779
2021	11,885	12,283	11,947
2021	11,950	12,209	12,029
2022	12,022	11,782	12,117
2022	11,886	11,091	12,032
2022	11,657	10,868	11,867
2022	11,402	10,641	11,636
2023	11,375	10,637	11,611
2023	11,447	10,854	11,786
2023	11,447	10,738	11,813
2023	11,556	10,767	11,958
2024	11,691	10,991	12,112
2024	11,854	10,995	12,280
2024	12,122	11,522	12,569
2024	12,207	11,507	12,679
2025	12,434	11,629	12,940
2025	12,608	11,596	13,136

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Limited Duration Inflation Focused Bond Fund (Investor Class)	6.36%	3.17%	2.34%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	6.97	3.66	2.76

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 8,629,639,000
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 3,210,000
InvestmentCompanyPortfolioTurnover	40.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$8,629,639 Number of Portfolio Holdings42
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.7%
Non-U.S. Government Mortgage-Backed Securities	0.0
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.3

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	99.7%
Sequoia Mortgage Trust	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal National Mortgage Assn.	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000161061
Shareholder Report [Line Items]
Fund Name	Limited Duration Inflation Focused Bond Fund
Class Name	I Class
Trading Symbol	TRLDX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - I Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads widened and TIPS benefited from principal adjustments for inflation. Although price increases moderated during the period, inflation remained above the Federal Reserve’s 2% target.

  Positioning for a steepening of the two-year/10-year portion of the yield curve contributed to the fund’s performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index as shorter-maturity Treasury yields fell more during the period than 10-year yields. The higher coupon income produced by the fund’s holdings was also a positive factor.

  The fund’s duration positioning hampered performance, including a long posture early in the fourth quarter as yields rose sharply, although this positioning was beneficial at other points in the period. Allocations to options on Treasury futures, which we use to help with interest rate management, also detracted versus the style-specific index. Security selection within the TIPS sector modestly hampered performance.

  The fund seeks a level of income that is consistent with the current rate of inflation by investing in a diversified portfolio of TIPS as well as short- and intermediate-term investment-grade corporate, government, mortgage-backed, and asset-backed securities. At period-end, our non-TIPS allocations were very low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid potentially inflationary tariff policies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
9/29/15	500,000	500,000	500,000
11/30/15	498,994	498,692	499,443
2/29/16	500,000	507,495	502,888
5/31/16	505,030	514,249	507,945
8/31/16	508,048	526,197	511,268
11/30/16	508,048	509,522	511,988
2/28/17	512,609	514,678	516,820
5/31/17	512,609	522,367	517,259
8/31/17	513,626	528,788	517,856
11/30/17	512,609	525,899	516,723
2/28/18	512,592	517,277	515,333
5/31/18	515,246	520,411	519,957
8/31/18	518,229	523,239	522,505
11/30/18	514,153	518,841	518,712
2/28/19	520,679	533,674	524,564
5/31/19	532,765	553,719	534,639
8/31/19	539,452	576,466	541,759
11/30/19	538,563	574,830	542,017
2/29/20	549,456	596,021	552,305
5/31/20	546,405	605,854	553,588
8/31/20	566,758	613,783	570,149
11/30/20	569,255	616,699	571,332
2/28/21	581,311	604,268	581,310
5/31/21	595,596	603,401	594,261
8/31/21	603,289	613,265	602,738
11/30/21	607,684	609,586	606,900
2/28/22	610,912	588,290	611,344
5/31/22	603,996	553,790	607,030
8/31/22	593,622	542,642	598,723
11/30/22	581,277	531,318	587,040
2/28/23	579,864	531,097	585,787
5/31/23	584,841	541,923	594,610
8/31/23	584,841	536,167	595,981
11/30/23	590,515	537,586	603,290
2/29/24	597,697	548,768	611,082
5/31/24	606,201	548,998	619,531
8/31/24	620,127	575,290	634,125
11/30/24	624,581	574,546	639,675
2/28/25	637,944	580,641	652,854
5/31/25	645,847	578,967	662,718

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 9/29/15
Limited Duration Inflation Focused Bond Fund (I Class)	6.54%	3.40%	2.68%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.53
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	6.97	3.66	2.96

Performance Inception Date	Sep. 29, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 8,629,639,000
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 3,210,000
InvestmentCompanyPortfolioTurnover	40.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$8,629,639 Number of Portfolio Holdings42
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.7%
Non-U.S. Government Mortgage-Backed Securities	0.0
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.3

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	99.7%
Sequoia Mortgage Trust	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal National Mortgage Assn.	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219321
Shareholder Report [Line Items]
Fund Name	Limited Duration Inflation Focused Bond Fund
Class Name	Z Class
Trading Symbol	TRPZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads widened and TIPS benefited from principal adjustments for inflation. Although price increases moderated during the period, inflation remained above the Federal Reserve’s 2% target.

  Positioning for a steepening of the two-year/10-year portion of the yield curve contributed to the fund’s performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index as shorter-maturity Treasury yields fell more during the period than 10-year yields. The higher coupon income produced by the fund’s holdings was also a positive factor.

  The fund’s duration positioning hampered performance, including a long posture early in the fourth quarter as yields rose sharply, although this positioning was beneficial at other points in the period. Allocations to options on Treasury futures, which we use to help with interest rate management, also detracted versus the style-specific index. Security selection within the TIPS sector modestly hampered performance.

  The fund seeks a level of income that is consistent with the current rate of inflation by investing in a diversified portfolio of TIPS as well as short- and intermediate-term investment-grade corporate, government, mortgage-backed, and asset-backed securities. At period-end, our non-TIPS allocations were very low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid potentially inflationary tariff policies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
5/31/20	10,250	10,215	10,296
8/31/20	10,641	10,349	10,604
11/30/20	10,693	10,398	10,626
2/28/21	10,921	10,188	10,811
5/31/21	11,190	10,173	11,052
8/31/21	11,356	10,340	11,210
11/30/21	11,439	10,278	11,287
2/28/22	11,499	9,919	11,370
5/31/22	11,390	9,337	11,289
8/31/22	11,194	9,149	11,135
11/30/22	10,977	8,958	10,918
2/28/23	10,951	8,954	10,894
5/31/23	11,045	9,137	11,058
8/31/23	11,045	9,040	11,084
11/30/23	11,161	9,064	11,220
2/29/24	11,330	9,252	11,365
5/31/24	11,495	9,256	11,522
8/31/24	11,763	9,700	11,793
11/30/24	11,855	9,687	11,897
2/28/25	12,093	9,790	12,142
5/31/25	12,278	9,762	12,325

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/16/20
Limited Duration Inflation Focused Bond Fund (Z Class)	6.81%	3.68%	4.02%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	-0.46
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	6.97	3.66	4.10

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 8,629,639,000
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 3,210,000
InvestmentCompanyPortfolioTurnover	40.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$8,629,639 Number of Portfolio Holdings42
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.7%
Non-U.S. Government Mortgage-Backed Securities	0.0
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.3

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	99.7%
Sequoia Mortgage Trust	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal National Mortgage Assn.	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless